CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (193.0)	$ (317.6)	$ (299.1)
Unrealized loss from marketable securities	0.0	0.0	(6.4)
Unrealized gain from marketable securities reclassified to other financial income, net in the Consolidated Statements of Operations	0.0	0.0	12.0
Other comprehensive income	0.0	0.0	5.6
Total comprehensive loss	(193.0)	(317.6)	(293.5)
Comprehensive loss attributable to:
Shareholders of Borr Drilling Limited	(193.0)	(317.6)	(292.0)
Non-controlling interest	$ 0.0	$ 0.0	$ (1.5)